Leases (Details Narrative) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) ft²	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Leases
Area of land under operating lease agreement | ft²	590
Lease expiry date	Mar. 21, 2024
Lease expense	$ 40	$ 200	$ 200
Operating lease right of use assets		$ 42
Operating lease liability	$ 0
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]		Operating lease right of use assets
Operating Lease, Liability, Statement of Financial Position [Extensible Enumeration]		Operating lease liability